CAPITAL STRUCTURE (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of warrants outstanding

		$1.00	$1.50	$2.00	$3.00	$5.00
Warrant contract	# Shares	$2.97	$4.45	$5.94	$8.91	$14.84
Coral Investment Partners Warrants	1,000,000	–	–	500,000	–	500,000
Coral Investment Partners Warrants, as converted	336,869	–	–	168,434	–	168,434

Warrant Holder 1	1,500,000	500,000	–	500,000	–	500,000
July 28, 2022	(2,500)	(2,500)	–	–	–	–
	1,497,500	497,500	–	500,000	–	500,000
Warrant Holder 1, as converted	504,461	167,592	–	168,434	–	168,434

Warrant Holder 2	400,000	200,000	–	100,000	–	100,000
March 1, 2022	(5,000)	(5,000)	–	–	–	–
June 27, 2022	(270,000)	(195,000)	–	(75,000)	–	–
Expired - September 13, 2022	(25,000)	–	–	(25,000)	–	–
	100,000	–	–	–	–	100,000
Warrant Holder 2, as converted	33,687	–	–	–	–	33,687

Purple BioTech	300,000	–	–	–	–	300,000
Purple BioTech, as converted	101,061	–	–	–	–	101,061

Warrant Holder 3	600,000	600,000	–	–	–	–
Transfer to Warrant Holder 4	(300,000)	(300,000)	–	–	–	–
Transfer to Warrant Holder 5	(175,000)	(175,000)	–	–	–	–
August 19, 2022	(115,000)	(115,000)	–	–	–	–
Expired - September 13, 2022	(10,000)	(10,000)	–	–	–	–
	–	–	–	–	–	–
Warrant Holder 3, as converted	–	–	–	–	–	–

Warrant Holder 4
Transfer from Warrant Holder 3	300,000	300,000	–	–	–	–
August 19, 2022	(300,000)	(300,000)	–	–	–	–
	–	–	–	–	–	–
Warrant Holder 4, as converted	–	–	–	–	–	–

Warrant Holder 5
Transfer from Warrant Holder 3	175,000	175,000	–	–	–	–
Transfer from Warrant Holder 9	200,000	–	200,000	–	–	–
	375,000	175,000	200,000	–	–	–
Warrant Holder 5, as converted	126,326	58,952	67,374	–	–	–

Warrant Holder 6	250,000	–	250,000	–	–	–
Warrant Holder 6, as converted	84,217	–	84,217	–	–	–

Warrant Holder 7	400,000	–	400,000	–	–	–
Warrant Holder 7, as converted	134,747	–	134,747	–	–	–

Warrant Holder 8	775,000	–	775,000	–	–	–
September 14, 2022	(775,000)	–	(775,000)	–	–	–
	–	–	–	–	–	–
Warrant Holder 8, as converted	–	–	–	–	–	–

Warrant Holder 9	200,000	–	200,000	–	–	–
Transfer to Warrant Holder 5	(200,000)	–	(200,000)	–	–	–
	–	–	–	–	–	–
Warrant Holder 9, as converted	–	–	–	–	–	–

Warrant Holder 10	350,000	–	350,000	–	–	–
March 1, 2022	(53,334)	–	(53,334)	–	–	–
August 19, 2022	(50,000)	–	(50,000)	–	–	–
September 14, 2022	(246,666)	–	(246,666)	–	–	–
	–	–	–	–	–	–
Warrant Holder 10, as converted	–	–	–	–	–	–

Warrant Holder 11	300,000	150,000	–	150,000	–	–
April 14, 2022	170,000	–	170,000	–	–	–
	470,000	150,000	170,000	150,000	–	–
Warrant Holder 11, as converted	158,328	50,530	57,268	50,530	–	–

Warrant Holder 12	1,018,050	–	1,018,050	–	–	–
August 19, 2022	(100,000)	–	(100,000)	–	–	–
September 14, 2022	(918,050)	–	(918,050)	–	–	–
	–	–	–	–	–	–
Warrant Holder 12, as converted	–	–	–	–	–	–

Warrant Holder 13	225,000	–	225,000	–	–	–
March 1, 2022	(15,000)	–	(15,000)	–	–	–
September 14, 2022	(210,000)	–	(210,000)	–	–	–
	–	–	–	–	–	–
Warrant Holder 13, as converted	–	–	–	–	–	–

Warrant Holder 14	100,000	100,000	–	–	–	–
August 19, 2022	(100,000)	(100,000)	–	–	–	–
	–	–	–	–	–	–
Warrant Holder 14, as converted	–	–	–	–	–	–

Warrant Holder 15	100,000	–	100,000	–	–	–
September 14, 2022	(100,000)	–	(100,000)	–	–	–
	–	–	–	–	–	–
Warrant Holder 15, as converted	–	–	–	–	–	–

Warrant Holder 16	100,000	–	100,000	–	–	–
June 27, 2022	(25,000)	–	(25,000)	–	–	–
September 14, 2022	(75,000)	–	(75,000)	–	–	–
	–	–	–	–	–	–
Warrant Holder 16, as converted	–	–	–	–	–	–

Warrant Holder 17	52,050	–	52,050	–	–	–
September 14, 2022	(52,050)	–	(52,050)	–	–	–
	–	–	–	–	–	–
Warrant Holder 17, as converted	–	–	–	–	–	–

Warrant Holder 18	250,000	–	–	–	250,000	–

Warrant Holder 18, as converted	84,217	–	–	–	84,217	–

Warrant Holder 19	300,000	–	300,000	–	–	–
	(300,000)	–	(300,000)	–	–	–
	–	–	–	–	–	–
Warrant Holder 19, as converted	–	–	–	–	–	–

Total warrants outstanding for purchase of shares:	4,642,500	822,500	1,020,000	1,150,000	250,000	1,400,000
Total warrants outstanding for purchase of shares, as converted:	1,563,912	277,074	343,606	387,399	84,217	471,616

Options/Stock Awards - There were no stock options outstanding at December 31, 2022. The Company has subsequently granted options to purchase an aggregate of 1,357,500 shares of our common stock under the 2022 Equity Incentive Plan, to various officers, directors, employees and consultants, at an average exercise price of $1.63 per share. The Company has also granted a stand-alone option to a former employee to purchase up to 100,000 shares of our common stock at an exercise price of $10 per share.